Commitments And Contingencies	9 Months Ended	3 Months Ended
	Sep. 30, 2011	Jun. 30, 2011 Citadel Broadcasting Corp. [Member]
Commitments And Contingencies

11. Commitments and Contingencies

Future Commitments

Effective December 31, 2009, the Company's radio music license agreements with the two largest performance rights organizations, American Society of Composers, Authors and Publishers ("ASCAP") and Broadcast Music, Inc. ("BMI"), expired. Radio Music License Committee ("RMLC"), which negotiates music licensing fees for most of the radio industry with ASCAP and BMI, had reached an agreement with these organizations on a temporary fee schedule that reflects a provisional discount of 7.0% against 2009 fee levels. The temporary fee reductions became effective in January 2010. Absent an agreement on longer-term fees between the RMLC and ASCAP and BMI, the U.S. District Court in New York has the authority to make an interim and permanent fee ruling for the new contract period. In May 2010 and June 2010, the U.S. District Court's judges charged with determining the license fees ruled to further reduce interim fees paid to ASCAP and BMI, respectively, down approximately another 11.0% from the previous temporary fees negotiated with the RMLC. When the final license fees are set (either by negotiation or by court order), the rates will be retroactive to January 1, 2010, and the amounts could be greater or less than the temporary fees and could be material to the Company's financial results and cash flows.

The radio broadcast industry's principal ratings service is Arbitron, which publishes surveys for domestic radio markets. Certain of the Company's subsidiaries have agreements with Arbitron under which they receive programming ratings materials in a majority of their respective markets. The remaining aggregate obligation under the agreements with Arbitron was $4.4 million as of September 30, 2011 and is expected to be paid in accordance with the agreements through June 2013.

The Company engages Katz Media Group, Inc. ("Katz") as its national advertising sales agent. The national advertising agency contract with Katz contains termination provisions that, if exercised by the Company during the term of the contract, would obligate the Company to pay a termination fee to Katz, calculated based upon a formula set forth in the contract.

Legal Proceedings

In August 2005, the Company and certain other radio broadcasting companies were subpoenaed by the Office of the Attorney General of the State of New York in connection with the New York Attorney General's investigation of promotional practices related to record companies' dealings with radio stations broadcasting in New York. The Company is cooperating with the Attorney General in this investigation. It is not possible to reasonably estimate what the Company's loss exposure, if any, could be related to this investigation, but the Company does not currently anticipate that any exposure would materially adversely affect the Company's financial condition or results of operations.

On December 11, 2008, Qantum Communications ("Qantum") filed a counterclaim in a foreclosure action the Company initiated in the Okaloosa County, Florida Circuit Court. The Company's action was designed to collect a debt owed to the Company by Star Broadcasting, Inc. ("Star"), which then owned radio station WTKE-FM in Holt, Florida. In its counterclaim, Qantum alleged that the Company tortiously interfered with Qantum's contract to acquire radio station WTKE from Star by entering into an agreement to buy WTKE after Star had represented to the Company that its contract with Qantum had been terminated (and that Star was therefore free to enter into the new agreement with the Company). On February 27, 2011, the Company entered into a settlement agreement with Star. In connection with the settlement regarding the since-terminated attempt to purchase WTKE, the Company recorded $7.8 million in costs associated with the terminated transaction in the consolidated statement of operations for the year ended December 31, 2010, that are payable in 2011. As of September 30, 2011, the Company has made $5.8 million of such payments.

On January 21, 2010, a former employee of CMP Susquehanna Corp. ("CMPSC") (which became a subsidiary of Cumulus Media upon completion of the CMP Acquisition on August 1, 2011) filed a purported class action lawsuit, pending in the United States District Court, Northern District of California, San Francisco Division (the "Court"), against CMPSC claiming (i) unlawful failure to pay required overtime wages; (ii) late pay and waiting time penalties; (iii) failure to provide accurate itemized wage statements; (iv) failure to indemnify for necessary expenses and losses; and (v) unfair trade practices under California's Unfair Competition Act.

On September 2, 2011, CMPSC and this former employee entered into a Joint Stipulation re: Settlement and Release of Class Action Claims (the "Settlement") with respect to such lawsuit. The Settlement, which remains subject to the approval of the Court, provides for the payment by CMPSC of a maximum of $0.9 million in full and final settlement of all of the claims made in the lawsuit.

In March 2011, the Company and certain of its subsidiaries were named as defendants along with other radio companies, including Beasley Broadcast Group, Inc., CBS Radio, Inc., Entercom Communications, Greater Media, Inc. and Townsquare Media, LLC in a patent infringement suit. The case, Mission Abstract Data L.L.C, d/b/a Digimedia v. Beasley Broadcast Group, Inc., et. al., Civil Action Case No: 1:99-mc-09999, U.S. District Court for the District of Delaware (filed March 1, 2011), alleges that the defendants are infringing or have infringed plaintiff's patents entitled "Selection and Retrieval of Music from a Digital Database." Plaintiff is seeking injunctive relief and unspecified damages. The Company is vigorously defending this lawsuit and is not yet able to determine what effect the lawsuit will have, if any, on its financial position, results of operations or cash flows.

On March 14, 2011, Citadel, its board of directors and Cumulus Media were named in a putative stockholder class action complaint filed in the District Court of Clark County, Nevada, by a purported Citadel stockholder. On March 23, 2011, these same defendants, as well as Cumulus Holdings and Cadet Merger Corporation, an indirect wholly-owned subsidiary of the Company ("Merger Sub"), were named in a second putative stockholder class action complaint filed in the same court by another purported Citadel stockholder. The complaints alleged that Citadel's directors breached their fiduciary duties by approving the merger for allegedly inadequate consideration and following an allegedly unfair sale process. The complaint in the first action also alleged that Citadel's directors breached their fiduciary duties by allegedly withholding material information relating to the merger. The two complaints further alleged that Citadel and Cumulus Media aided and abetted the Citadel directors' alleged breaches of fiduciary duties, and the complaint filed in the second action alleged, additionally, that Cumulus Holdings and Merger Sub aided and abetted these alleged breaches of fiduciary duties. The complaints sought, among other things, a declaration that the action could proceed as a class action, an order enjoining the completion of the merger, rescission of the merger, attorneys' fees, and such other relief as the court deemed just and proper. The complaint filed in the second action also sought rescissory damages. On June 23, 2011, the court consolidated the two Nevada actions and appointed lead counsel. On July 29, 2011 and August 16, 2011, respectively, lead counsel filed separate Notices of Voluntary Dismissal dismissing the plaintiffs' claims against all defendants without prejudice, because the plaintiffs no longer had standing to pursue claims on their own behalf or on behalf of the putative class.

On May 6, 2011, two purported common stockholders of Citadel filed a putative class action complaint against Citadel, its board of directors, Cumulus Media, Cumulus Holdings, and Merger Sub in the Court of Chancery of the State of Delaware. On July 19, 2011, the plaintiffs in the Delaware action filed an amended complaint alleging that Citadel's directors breached their fiduciary duties to Citadel's stockholders by approving the merger for allegedly inadequate consideration, following an allegedly unfair sale process, and by failing to disclose material information related to the merger. The amended complaint further alleged that Citadel, Cumulus Media, Cumulus Holdings, and Merger Sub aided and abetted these alleged fiduciary breaches. The complaint sought, among other things, an order enjoining the merger, a declaration that the action is properly maintainable as a class action, and rescission of the merger agreement, as well as attorneys' fees and costs. On August 1, 2011, the plaintiffs in the Delaware action filed a Notice of Dismissal pursuant to Court of Chancery Rule 41(a)(1)(i) dismissing their claims against all the defendants without prejudice. On August 3, 2011, the plaintiffs in the Delaware action filed a revised notice and proposed Order of Dismissal pursuant to Rule 41(a)(1)(i) seeking dismissal of their claims against all defendants without prejudice. This Order of Dismissal was granted on August 5, 2011, dismissing all claims.

The Company is currently, and expects that from time to time in the future it will be, party to, or a defendant in, various claims or lawsuits that are generally incidental to its business. The Company expects that it will vigorously contest any such claims or lawsuits and believes that the ultimate resolution of any known claim or lawsuit will not have a material adverse effect on its consolidated financial position, results of operations or cash flows.

15. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, or other sources are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Effective December 31, 2009, the Company's radio music license agreements with the two largest performance rights organizations, American Society of Composers, Authors and Publishers ("ASCAP") and Broadcast Music, Inc. ("BMI"), expired. The Radio Music License Committee ("RMLC"), which negotiates music licensing fees for most of the radio industry with ASCAP and BMI, had reached an agreement with these organizations on a temporary fee schedule that reflects a provisional discount of 7.0% against 2009 fee levels. The temporary fee reductions became effective in January 2010. Absent an agreement on longer-term fees between the RMLC and ASCAP and BMI, the U.S. District Court in New York has the authority to make an interim and permanent fee ruling for the new contract period. In May 2010 and June 2010, the U.S. District Court's judges charged with determining the license fees ruled to further reduce interim fees paid to ASCAP and BMI, respectively, down approximately another 11.0% from the previous temporary fees negotiated with the RMLC. When the final license fees are set (either by negotiation or by court order), the rates will be retroactive to January 1, 2010, and the amounts could be greater or less than the temporary fees and could be material to the Company's financial results and cash flows. John Sander is currently the chairman of the board of directors of both the Company and BMI.

Litigation

On March 14, 2011, the Company, its board of directors, and Cumulus were named in a putative stockholder class action complaint filed in the District Court of Clark County, Nevada, by a purported Company stockholder. On March 23, 2011, these same defendants, as well as Holdco and Cumulus Merger Sub, were named in a second putative stockholder class action complaint filed in the same court by another purported Company stockholder. The complaints allege that the Company's directors breached their fiduciary duties by approving the merger for allegedly inadequate consideration and following an allegedly unfair sale process. The complaint in the first action also alleges that the Company's directors breached their fiduciary duties by allegedly withholding material information relating to the merger. The two complaints further allege that the Company and Cumulus aided and abetted the Company's directors' alleged breaches of fiduciary duties, and the complaint filed in the second action alleges, additionally, that Holdco and Cumulus Merger Sub aided and abetted these alleged breaches of fiduciary duties. The complaints seek, among other things, a declaration that the action can proceed as a class action, an order enjoining the completion of the merger, rescission of the merger, attorneys' fees, and such other relief as the court deems just and proper. The complaint filed in the second action also seeks rescissory damages. On June 23, 2011, the court consolidated the two Nevada actions and appointed lead counsel. On July 29, 2011, lead counsel filed a Notice of Voluntary Dismissal dismissing the claims of one of the two Nevada plaintiffs against all the defendants without prejudice, because the plaintiff no longer had standing to pursue claims on his own behalf or on behalf of the putative class. The claims of the putative class have not yet been dismissed.

On May 6, 2011, two purported common stockholders of the Company filed a putative class action complaint against the Company, its board of directors, Cumulus, Holdco, and Cumulus Merger Sub in the Court of Chancery of the State of Delaware ("Delaware Chancery Court"). On July 19, 2011, the plaintiffs in the Delaware action filed an amended complaint alleging that the Company's directors breached their fiduciary duties to the Company's stockholders by approving the merger for allegedly inadequate consideration, following an allegedly unfair sale process, and by failing to disclose material information related to the merger. The amended complaint further alleges that the Company, Cumulus, HoldCo, and Cumulus Merger Sub aided and abetted these alleged fiduciary breaches. The complaint seeks, among other things, an order enjoining the merger, a declaration that the action is properly maintainable as a class action, and rescission of the merger agreement, as well as attorneys' fees and costs. Also on July 19, 2011, the plaintiffs in the Delaware action filed a Motion for Expedited Proceedings. On July 20, 2011, the plaintiffs in the Delaware action filed a Motion for Preliminary Injunction, seeking an order preliminarily enjoining the merger. On August 1, 2011, the plaintiffs in the Delaware action filed a Notice of Dismissal pursuant to Court of Chancery Rule 41(a)(1)(i) dismissing their claims against all the defendants without prejudice. On August 3, 2011, the plaintiffs in the Delaware action filed a revised notice and proposed Order of Dismissal pursuant to Rule 41(a)(1)(i) dismissing their claims against all defendants without prejudice. On August 5, 2011, the Delaware Court of Chancery signed Plaintiffs' proposed Order of Dismissal pursuant to Rule 41(a)(1)(i) dated August 3, 2011. The claims of the putative class have not yet been dismissed.

Each of Cumulus and the Company is obliged under certain circumstances to indemnify and hold harmless each of their respective directors and officers from and against any and all claims and liabilities to which such director or officer shall have become subject by reason of being a director or officer, to the full extent permitted under Delaware law. An adverse outcome in these lawsuits could prevent or delay the consummation of the merger and result in substantial costs to the Company and/or Cumulus. It is also possible that other similar lawsuits may be filed in the future. Neither Cumulus nor the Company can reasonably estimate any possible loss from current or future litigation.

Pursuant to the Bankruptcy Code, pre-petition claims (including secured, unsecured, priority and administrative claims) of the Debtors are evidenced in the schedules of liabilities filed by the Debtors with the Bankruptcy Court and by proofs of claim filed by creditors. The process to resolve these claims continues until all pre-petition claims are resolved. In connection with resolving these claims, certain claims could result in additional expense or income in the Successor's financial statements if actual results differ from estimated liabilities, and such additional expense or income could be material.

The Company is involved in certain other claims and lawsuits arising in the ordinary course of its business. The Company believes that such litigation and claims will be resolved without a material adverse impact on its results of operations, cash flows or financial condition.

15. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, or other sources are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Effective December 31, 2009, the Company's radio music license agreements with the two largest performance rights organizations, American Society of Composers, Authors and Publishers ("ASCAP") and Broadcast Music, Inc. ("BMI"), expired. The Radio Music License Committee ("RMLC"), which negotiates music licensing fees for most of the radio industry with ASCAP and BMI, had reached an agreement with these organizations on a temporary fee schedule that reflects a provisional discount of 7.0% against 2009 fee levels. The temporary fee reductions became effective in January 2010. Absent an agreement on longer-term fees between the RMLC and ASCAP and BMI, the U.S. District Court in New York has the authority to make an interim and permanent fee ruling for the new contract period. In May 2010 and June 2010, the U.S. District Court's judges charged with determining the license fees ruled to further reduce interim fees paid to ASCAP and BMI, respectively, down approximately another 11.0% from the previous temporary fees negotiated with the RMLC. When the final license fees are set (either by negotiation or by court order), the rates will be retroactive to January 1, 2010, and the amounts could be greater or less than the temporary fees and could be material to the Company's financial results and cash flows. John Sander is currently the chairman of the board of directors of both the Company and BMI.

Litigation

On March 14, 2011, the Company, its board of directors, and Cumulus were named in a putative stockholder class action complaint filed in the District Court of Clark County, Nevada, by a purported Company stockholder. On March 23, 2011, these same defendants, as well as Holdco and Cumulus Merger Sub, were named in a second putative stockholder class action complaint filed in the same court by another purported Company stockholder. The complaints allege that the Company's directors breached their fiduciary duties by approving the merger for allegedly inadequate consideration and following an allegedly unfair sale process. The complaint in the first action also alleges that the Company's directors breached their fiduciary duties by allegedly withholding material information relating to the merger. The two complaints further allege that the Company and Cumulus aided and abetted the Company's directors' alleged breaches of fiduciary duties, and the complaint filed in the second action alleges, additionally, that Holdco and Cumulus Merger Sub aided and abetted these alleged breaches of fiduciary duties. The complaints seek, among other things, a declaration that the action can proceed as a class action, an order enjoining the completion of the merger, rescission of the merger, attorneys' fees, and such other relief as the court deems just and proper. The complaint filed in the second action also seeks rescissory damages. On June 23, 2011, the court consolidated the two Nevada actions and appointed lead counsel. On July 29, 2011, lead counsel filed a Notice of Voluntary Dismissal dismissing the claims of one of the two Nevada plaintiffs against all the defendants without prejudice, because the plaintiff no longer had standing to pursue claims on his own behalf or on behalf of the putative class. The claims of the putative class have not yet been dismissed.

On May 6, 2011, two purported common stockholders of the Company filed a putative class action complaint against the Company, its board of directors, Cumulus, Holdco, and Cumulus Merger Sub in the Court of Chancery of the State of Delaware ("Delaware Chancery Court"). On July 19, 2011, the plaintiffs in the Delaware action filed an amended complaint alleging that the Company's directors breached their fiduciary duties to the Company's stockholders by approving the merger for allegedly inadequate consideration, following an allegedly unfair sale process, and by failing to disclose material information related to the merger. The amended complaint further alleges that the Company, Cumulus, HoldCo, and Cumulus Merger Sub aided and abetted these alleged fiduciary breaches. The complaint seeks, among other things, an order enjoining the merger, a declaration that the action is properly maintainable as a class action, and rescission of the merger agreement, as well as attorneys' fees and costs. Also on July 19, 2011, the plaintiffs in the Delaware action filed a Motion for Expedited Proceedings. On July 20, 2011, the plaintiffs in the Delaware action filed a Motion for Preliminary Injunction, seeking an order preliminarily enjoining the merger. On August 1, 2011, the plaintiffs in the Delaware action filed a Notice of Dismissal pursuant to Court of Chancery Rule 41(a)(1)(i) dismissing their claims against all the defendants without prejudice. On August 3, 2011, the plaintiffs in the Delaware action filed a revised notice and proposed Order of Dismissal pursuant to Rule 41(a)(1)(i) dismissing their claims against all defendants without prejudice. On August 5, 2011, the Delaware Court of Chancery signed Plaintiffs' proposed Order of Dismissal pursuant to Rule 41(a)(1)(i) dated August 3, 2011. The claims of the putative class have not yet been dismissed.

Each of Cumulus and the Company is obliged under certain circumstances to indemnify and hold harmless each of their respective directors and officers from and against any and all claims and liabilities to which such director or officer shall have become subject by reason of being a director or officer, to the full extent permitted under Delaware law. An adverse outcome in these lawsuits could prevent or delay the consummation of the merger and result in substantial costs to the Company and/or Cumulus. It is also possible that other similar lawsuits may be filed in the future. Neither Cumulus nor the Company can reasonably estimate any possible loss from current or future litigation.

Pursuant to the Bankruptcy Code, pre-petition claims (including secured, unsecured, priority and administrative claims) of the Debtors are evidenced in the schedules of liabilities filed by the Debtors with the Bankruptcy Court and by proofs of claim filed by creditors. The process to resolve these claims continues until all pre-petition claims are resolved. In connection with resolving these claims, certain claims could result in additional expense or income in the Successor's financial statements if actual results differ from estimated liabilities, and such additional expense or income could be material.

The Company is involved in certain other claims and lawsuits arising in the ordinary course of its business. The Company believes that such litigation and claims will be resolved without a material adverse impact on its results of operations, cash flows or financial condition.